UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2005

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (July 26, 2005)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 49
Form 13F Information table Value Total(x 1000): $649,863


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
		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR			Comm	78462F103	574,244 	4,818,289	X		     4,818,289
EXXON MOBIL CORPORATION	Comm	30231G102	  3,845		   66,900	X			66,900
GENERAL ELEC CO		Comm    369604103	  3,614		  104,300	X		       104,300
PFIZER INC		Comm    717081103	  3,103		  112,500	X		       112,500
CITIGROUP INC		Comm 	172967101	  2,949		   63,800	X		 	63,800
COCA COLA CO		Comm 	191216100	  2,547		   61,000	X			61,000
WAL MART STORES INC	Comm 	931142103	  2,299		   47,700	X			47,700
PROGRESSIVE CORPORATION	Comm 	743315103	  2,243		   22,700	X			22,700
CHEVRON TEXACO		Comm 	166764100	  2,231		   39,900	X			39,900
MERCK & CO INC		Comm 	589331107	  2,202		   71,500	X			71,500
INTL BUSINESS MACHS	Comm 	459200101	  2,189		   29,500	X			29,500
AMERICAN INTL GROUP INC	Comm 	026874107	  2,138		   36,800	X			36,800
PHELPS DODGE		Comm 	717265102	  2,063		   22,300	X			22,300
FEDL HOME LN MTG CORP   Comm 	313400301	  2,048		   31,400	X			31,400
DANAHER CORP DEL	Comm 	235851102	  1,916		   36,600	X			36,600
HOME DEPOT INC		Comm 	437076102	  1,786		   45,900	X			45,900
STARBUCKS CORP		Comm 	855244109	  1,720		   33,300	X			33,300
JOHNSON & JOHNSON	Comm 	478160104	  1,645		   25,300	X			25,300
E M C CORP MASS		Comm 	268648102	  1,621		  118,200	X		       118,200
DOMINION RESOURCES	Comm 	25746U109	  1,534		   20,900	X			20,900
AFLAC INCORPORATED	Comm 	001055102	  1,523		   35,200	X			35,200
APPLIED MATLS INC	Comm 	038222105	  1,523		   94,100	X			94,100
QUALCOM			Comm 	747525103	  1,466		   44,400	X			44,400
GLAXOSMITHKLINE ADR	Comm 	37733W105	  1,450		   29,900	X			29,900
BAKER HUGHES		Comm 	057224107	  1,361		   26,600	X			26,600
MEDTRONIC INC		Comm 	585055106	  1,284		   24,800	X			24,800
FIRST DATA CORP		Comm 	319963104	  1,276		   31,800	X			31,800
DELL COMPUTER CORP	Comm 	24702R101	  1,267		   32,100	X			32,100
LILLY ELI & CO		Comm 	532457108	  1,265		   22,700	X			22,700
TELLABS INC		Comm 	879664100	  1,232		  141,600	X		       141,600
DISNEY WALT CO		Comm 	254687106	  1,199		   47,600	X			47,600
INTEL CORP		Comm 	458140100	  1,153		   44,300	X			44,300
RED HAT INC		Comm 	756577102	  1,150		   87,800	X			87,800
CISCO SYS INC		Comm	17275R102	  1,137		   59,600	X			59,600
AMGEN INC		Comm	031162100	  1,076		   17,800	X			17,800
GOLDMAN SACHS GROUP	Comm	38141G104	  1,061		   10,400	X			10,400
VALERO ENERGY		Comm	91913Y100	  1,021	 	   12,900	X			12,900
BOSTON SCIENT CORPOR	Comm	101137107	  1,018		   37,700	X			37,700
EBAY INCORPORATED	Comm	278642103	  1,017		   30,800	X			30,800
NOKIA CORP		Comm	654902204	  1,003		   60,300	X			60,300
AMAZON.COM INCORPORATED	Comm	023135106	    973		   29,400	X			29,400
HCA INCORPORATED	Comm	404119109	    895		   15,800	X			15,800
ELECTRONIC ARTS INC	Comm	285512109	    894		   15,800	X			15,800
GENERAL DYNAMICS CORP	Comm	369550108	    872		    7,960	X			 7,960
GENENTECH		Comm	368710406	    803		   10,000	X			10,000
WEATHERFORD INTL	Comm	G95089101	    794		   13,700	X			13,700
PIXAR			Comm	725811103	    786		   15,700	X			15,700
ALUMINUM CO AMER	Comm	013817101	    747		   28,600	X			28,600
ECOLAB INCORPORATED	Comm	278865100	    680		   21,000	X			21,000



GRAND TOTAL			                649,863





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